Segmented Information	6 Months Ended
May 31, 2019
Segment Reporting [Abstract]
Segmented Information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	Three months ended	Six months ended
	May 31,	May 31,	May 31,	May 31,
	2019	2018	2019	2018
	$	$	$	$

Revenue
Canada	-	-	-	-
United States	1,214,520	576,967	1,558,056	911,485
	1,214,520	576,967	1,558,056	911,485

			May 31,	November 30,
			2019	2018
			$	$
Total assets
Canada			5,567,637	11,474,227

Total property and equipment
Canada			2,516,464	2,755,993